Performance Management - ERShares Global Entrepreneurs™	Oct. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year, 5 years and 10 years compare with those of an index that reflects a broad measure of market performance, the MSCI The World Index. If interim performance information is requested by shareholders, it will be provided upon request by calling 877-271-8811. No performance is shown for the Class A and Retail Class because they are not currently offered for sale, but they may be reopened for purchase in the future. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The following performance information shows changes in performance from year to year and how the Fund’s average annual returns for 1 year, 5 years and 10 years compare with those of an index that reflects a broad measure of market performance, the MSCI The World Index.
Bar Chart [Heading]	ERShares Global Entrepreneurs – Institutional Class Performance Bar Chart for the Calendar Years Ended December 31,
Bar Chart Closing [Text Block]

The Fund’s return for the 9-month period ended September 30, 2025 was 29.76%.

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	30 June 2020	26.94%
Worst Quarter	31 March 2020	-19.35%

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Performance Availability Phone [Text]	877-271-8811
Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s return for the 9-month period
Bar Chart, Year to Date Return	29.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020